Consolidated statement of financial position of Aegon N.V. - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	€ 8,744	€ 10,768
Assets held for sale		5,249
Investments	138,625	136,804
Investments for account of policyholders	194,353	194,063
Derivatives	7,615	5,912
Investments in joint ventures	1,745	1,712
Investments in associates	327	308
Reinsurance assets	20,507	19,202
Defined benefit assets		55
Deferred tax assets	125	79
Deferred expenses	10,910	10,135
Other assets and receivables	7,954	10,002
Intangible assets	1,727	1,633
Assets	392,633	395,923
Financial fixed assets
Cash and cash equivalents	8,744	10,768
Assets	392,633	395,923
Equity and liabilities
Shareholders' Equity	19,225	20,288
Other equity instruments	3,320	3,794
Issued capital and reserves attributable to owners of Aegon N.V.	22,545	24,082
Non-controlling interests	22	20
Group equity	22,567	24,102
Subordinated borrowings	1,389	764
Trust pass-through securities	133	133
Insurance contracts	115,294	110,818
Insurance contracts for account of policyholders	117,113	122,168
Investment contracts	18,048	16,943
Investment contracts for account of policyholders	80,097	74,434
Derivatives	7,230	7,130
Borrowings	12,061	13,635
Provisions	320	210
Defined benefit liabilities	3,989	4,005
Deferred gains	12	13
Deferred tax liabilities	538	1,029
Liabilities held for sale		5,003
Other liabilities	13,454	15,208
Accruals	388	329
Total liabilities	370,065	371,821
Total equity and liabilities	392,633	395,923
Shareholders' equity
Share capital	322	322
Revaluation account	3,461	4,920
Group equity	22,567	24,102
Other equity instruments	3,320	3,794
Deferred tax liability	538	1,029
Subordinated borrowings	1,389	764
Long-term borrowings	10,682	11,943
Other current liabilities	13,309	14,992
Total liabilities	370,065	371,821
Total equity and liabilities	392,633	395,923
Aegon N.V [member]
Assets
Cash and cash equivalents	1,231	1,068
Assets	26,211	27,139
Financial fixed assets
Shares in group companies	22,168	23,117
Loans to group companies	2,487	2,690
Investments, Total	24,655	25,807
Receivables from group companies	35	36
Other receivables	137	146
Other current assets	137	74
Accrued interest and rent	16	8
Receivables	325	264
Cash and cash equivalents	1,231	1,068
Assets	26,211	27,139
Equity and liabilities
Other equity instruments	3,320	3,794
Group equity	19,225	20,288
Subordinated borrowings	1,389	764
Provisions	10	89
Deferred tax liabilities	10	89
Total liabilities	3,666	2,970
Total equity and liabilities	26,211	27,139
Shareholders' equity
Share capital	322	322
Paid-in surplus	7,486	7,731
Revaluation account	3,565	5,017
Legal reserves - foreign currency translation reserve	130	(401)
Legal reserves in respect of group companies	1,326	1,122
Retained earnings, including treasury shares	7,536	5,696
Remeasurement of defined benefit plans of group companies	(1,850)	(1,669)
Net income / (loss)	710	2,469
Group equity	19,225	20,288
Other equity instruments	3,320	3,794
Total equity	22,546	24,082
Deferred tax liability	10	89
Total deferred tax liability	10	89
Subordinated borrowings	1,389	764
Long-term borrowings	1,292	1,801
Non-current liabilities	2,681	2,565
Short term deposits	82	73
Loans from group companies	9	62
Payables to group companies	582	123
Other current liabilities	271	125
Accruals and deferred income	31	22
Current liabilities	975	405
Total liabilities	3,666	2,970
Total equity and liabilities	€ 26,211	€ 27,139